Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
CONSOLIDATED NET INCOME	$ 199	$ 885	$ 778
Items that will not be reclassified subsequently to the statement of income
Net actuarial (losses) gains from remeasurements of defined benefit pension plans	(45)	176	263
Effects from strategic equity investments	(2)	(9)	(9)
Income tax benefit (expense) recognized directly in other comprehensive income	5	(32)	(26)
Items that will not be reclassified subsequently to profit or loss	(42)	135	228
Items that are or may be reclassified subsequently to the statement of income
Results from derivative financial instruments designated as cash flow hedges	(7)	80	60
Currency translation results of foreign subsidiaries	255	(326)	(400)
Income tax benefit recognized directly in other comprehensive income	1	18	70
Items that are or may be reclassified subsequently to profit or loss	249	(228)	(270)
Total items of other comprehensive income (loss), net	207	(93)	(42)
CONSOLIDATED COMPREHENSIVE INCOME	406	792	736
Non-controlling interest comprehensive income (loss)	31	(36)	14
CONTROLLING INTEREST COMPREHENSIVE INCOME	$ 375	$ 828	$ 722